Nature of the Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Nature of the Organization and Business [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

NOTE 1 — NATURE OF THE ORGANIZATION AND BUSINESS

Corporate History

Brag House Holdings, Inc. (“Brag House” or “BHHI” or the “Company”) was formed as a Delaware corporation on December 3, 2021. The Company’s principal executive offices are located at 45 Park Street, Montclair, NJ 07042.

Brag House Inc. (“BHI”), the Company’s wholly owned indirect subsidiary, was formed as a Delaware corporation in February 2018. Their principal offices are located at 45 Park Street, Montclair, NJ 07042.

On June 11, 2021, Brag House Ltd. (“BHL”) was registered in the United Kingdom. Their principal offices are located at 7 – 9 Swallow Street, London W1B 4DE, United Kingdom.

On August 16, 2021, BHL acquired all of the 10,000,000 issued and outstanding BHI shares held by BHI shareholders on a one for 14.07 basis (rounded to the nearest whole number) in exchange for 140,700,000 ordinary shares of £0.0001 in BHL, making BHI a wholly owned subsidiary of BHL (“UK Reorganization”).

Following the UK Reorganization, the board of directors of BHL determined that it was in the best interests of BHL and its shareholders that an initial public offering (“IPO”) in the United States and concurrent listing on Nasdaq be pursued. To effect that proposed IPO and listing on Nasdaq, in December 2021, the Company was formed. In connection with this IPO, prior to the effectiveness of the registration statement, on February 8, 2022, the Company approved a reorganization, in which the shareholders of BHL would exchange their ordinary shares and preference shares of BHL for a proportionate number of common and preferred shares in the Company on a 21 to 1 basis (“U.S. Reorganization”). Immediately following the U.S. Reorganization, BHL became the wholly-owned subsidiary of the Company, and BHI became the indirect wholly-owned subsidiary of the Company. Management anticipates that BHL will be wound down and dissolved as soon as reasonably practicable.

On June 11, 2024, the Company’s board of directors approved, and on June 13, 2024, the Company’s stockholders approved the original reverse stock split (“Original Reverse Stock Split”). On June 14, 2024, the Company filed the Second Certificate of Amendment to its Certificate of Incorporation to effect the Original Reverse Stock Split, such that every holder of Common Stock and Series A Preferred Stock of the Company received 1 share of Common Stock and 1 share of Series A Preferred Stock for every 5.1287 of a share held. On October 11, 2024, the Company canceled the Original Reverse Stock Split and effected a 1 for 2.43615 consolidation of its issued and outstanding Common Stock and Series A Preferred Stock (the “Reverse Stock Split”). On October 11, 2024, the Company filed the Third Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Conversion Price of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), will reflect the Reverse Stock Split. All fractional shares created by the 1 for 2.43615 exchange will be paid in cash. The resulting payment amount due for the fractional shares is not material. The Reverse Stock Split had no impact on the par value per share of the Company’s Common Stock and Series A Preferred Stock, all of which remain at $0.0001.

On February 14, 2025, the Company received its notice of effectiveness from the U.S. Securities and Exchange Commission (“SEC”) and became a public company. On March 5, 2025, the Company entered into a material definitive agreement in the form of an underwriting agreement with Kingswood Capital Partners, LLC (“Kingswood”) as representative of the underwriters named therein, for the offer and sale of 1,475,000 shares of the Company’s Common Stock at a public offering price of $4.00 per share for gross proceeds of $5.9 million, before deducting underwriting discounts and other related expenses totaling $1.1 million.

On March 6, 2025, the Company’s shares began trading on Nasdaq under the symbol “TBH” and on March 7, 2025, the Company filed its prospectus with the SEC and completed its IPO.

Pursuant to the underwriting agreement, as partial compensation for their services, the Company issued to the underwriters on the closing date of the IPO (the “Closing Date”), warrants (the “Underwriter Warrants”) to purchase an aggregate of 44,250 shares of the Company’s Common Stock, representing 3% of the shares issued on the Closing Date. The Underwriter Warrants became exercisable, in whole or in part, commencing on September 3, 2025 and expiring on September 9, 2029, at an initial exercise price per share of common stock of $4.00, which is equal to

100% of the offering price. The terms of the Underwriter Warrants are substantially the same as the terms set forth in the form of such warrants which is filed as Exhibit 4.1 to the report on Form 8-K filed by the Company on March 11, 2025.

On March 10, 2025, Kingswood, as representative of the underwriters, exercised in full its option to purchase an additional 221,250 shares of the Company’s Common Stock to cover over-allotments at a public offering price of $4.00 per share for gross proceeds from the over-allotment exercise of $885,000, before deducting underwriting discounts and other related expenses totaling $95,800. The over-allotment exercise closed on March 11, 2025 and, on that same date, the Company issued a press release announcing the closing of the over-allotment exercise.

Brag House Merger Sub, Inc. (“Merger Sub” or “BHMS”), a wholly owned subsidiary of the Company, was formed as a Delaware corporation on October 9, 2025. The Company’s principal executive offices are located at 45 Park Street, Montclair, NJ 07042. Please refer to Note 11.

The Company entered into a Merger Agreement dated as of October 12, 2025 (the “Merger Agreement”), by and among the Company, House of Doge Inc., a Texas Corporation (“House of Doge”), and the Merger Sub. The Merger Agreement and the transactions contemplated thereby were unanimously approved by the respective boards of directors of both Brag House and House of Doge. Pursuant to the Merger Agreement, upon the terms and subject to the conditions set forth therein, among other things, House of Doge will merge (the “Merger”) with and into Merger Sub, with the House of Doge continuing as the surviving entity and a wholly owned subsidiary of the Company.

The proposed merger is subject to customary closing conditions, including regulatory approvals, filing of required registration statements, shareholder consent, and completion of due diligence. As of the date these financial statements were issued, the merger had not yet closed. The Company expects the transaction to be finalized during the first quarter of 2026, pending satisfaction of all closing conditions. Please refer to Note 11.

Nature of the Business

Brag House is a vertically integrated social network for college gamers. The Company’s mission is to create a community which empowers gamers, streamers, and fans to interact with one another. The Company’s platform, which focuses on building a centralized gaming experience for non-professional college gamers and their fans, achieves this by allowing college students to compete against one another, support their favorite gamers and teams, and win prizes.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2025, the Company had an accumulated deficit of $14,879,956. For the nine months ended September 30, 2025, the Company had a net loss of $232,254 and negative cash flows from operations of $4,215,961. The Company’s operating activities consume the majority of its cash resources. The Company will continue to promote its services to existing and potential customers, but it anticipates that it will continue to incur operating losses as it executes its development plans through 2025, in addition to pursuing other potential strategic and business development initiatives including the contemplated Merger Agreement. In addition, the Company has had, and expects to have, negative cash flows from operations, at least into the near future. The Company previously funded these losses primarily through the sale of equity and infusions of cash from advances by its Chief Executive Officer, and plans to continue funding operations through the sale of equity or issuance of debt instruments. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the issuance of these condensed consolidated financial statements.

The Company also secured a strategic partnership for tournament and promotional events in 2025 with Learfield Communications, LLC, formerly Learfield IMG College, a billion-dollar media company that holds the media rights to hundreds of colleges in the US, including collegiate properties such as the NCAA and its 89 championships and NCAA Football. In May 2025, the Company launched the first activation under its strategic partnership with Learfield.

This activation was for students and alumni at the University of Florida, one of Learfield’s media rights properties. In July 2025, the Company executed the second activation under its strategic partnership with Learfield, expanding on the success of the initial May 2025 event. This activation was conducted virtually and designed to engage students and alumni through a digital tournament centered around EA College Football 26, following the game’s national release. The event incorporated university-branded content and featured participation from student-athletes, further aligning with the Company’s Name, Image, and Likeness (“NIL”) engagement strategy. The Company believes these activations demonstrated its ability to scale digital experiences across collegiate communities and reinforced its commercial model for integrating sponsorship, branded content and messaging, and fan engagement at the intersection of gaming and college sports. The Company believes this partnership positions it to leverage Learfield’s college network and gain access to media rights and assets across nearly 200 universities, enabling physical and digital activations to generate sponsorship revenue and brand engagement opportunities, while giving the Company access to extensive datasets from diverse college campuses as the Company evolves into a scalable data insights revenue model, where the Company aims to enable brands to gain data insights to create enhanced, personalized and effective marketing campaigns. The Company further believes this partnership will contribute directly to its model through shared sponsorship earnings, while validating its marketing and data strategy for reaching college-aged Gen Z gamers. Through this, the Company plans to scale across Learfield’s properties, expanding brand partnerships in the gaming and esports spaces.

Management believes this strategic partnership is a strong indicator of growth in the coming years for tournament revenue. Until revenue from such tournaments provides sufficient and steady cash flow, management intends to raise funds through equity and debt offerings, and believes that the actions presently being taken to further implement its business plan will enable the Company to continue as a going concern. While the Company believes in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and raise additional funds as described.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans or that unforeseen expenses will not arise, management believes that the revenue to be generated from operations, together with equity and debt financing, will provide the necessary funding for the Company to continue as a going concern. However, the Company has earned no revenue through the nine months ended September 30, 2025, minimal revenue since inception, and management cannot guarantee that any potential debt or equity financing will be available or, if available, will be available on favorable terms. As such, these matters raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of the accompanying condensed consolidated financial statements. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations or cease operations completely.

On July 24, 2025, the Company entered into an agreement to sell an aggregate of 15,000 shares of its Series B Convertible Preferred Stock in a private placement offering for total gross proceeds of $15,000,000 (the “PIPE Offering”). Please refer to Note 5.

Additionally, on September 2, 2025, the Company invested $4,000,000 in Pre-Funded Common Stock Purchase Warrants (the “Pre-Funded Warrants”) of CleanCore Solutions, Inc., with a purchase price of $1 per warrant share. The exercise price of the warrants is $0.0001 per share and each warrant is for one share of Class B Common Stock of CleanCore Solutions, Inc., a publicly traded company. Please refer to Notes 9 and 10.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and approval of any golden parachute payments not previously approved. Further,

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

NOTE 1 — NATURE OF THE ORGANIZATION AND BUSINESS

Corporate History

Brag House Holdings, Inc. (“Brag House” or “BHHI” or the “Company”) was formed as a Delaware corporation on December 3, 2021. The Company’s principal executive offices are located at 45 Park Street, Montclair, NJ 07042.

Brag House, Inc. (“BHI”), the Company’s wholly owned indirect subsidiary, was formed as a Delaware corporation in February 2018. Their principal offices are located at 45 Park Street, Montclair, NJ 07042.

On June 11, 2021, Brag House, Ltd. (“BHL”) was registered in the United Kingdom. Their principal offices are located at 7 – 9 Swallow Street, London W1B 4DE, United Kingdom.

On August 16, 2021, BHL acquired all of the 10,000,000 issued and outstanding BHI shares held by BHI shareholders on a one for 14.07 basis (rounded to the nearest whole number) in exchange for 140,700,000 ordinary shares of £0.0001 in BHL, making BHI a wholly owned subsidiary of BHL (“UK Reorganization”).

Following the UK Reorganization, the board of directors of BHL determined that it was in the best interests of BHL and its shareholders that an initial public offering in the United States and concurrent listing on Nasdaq be pursued. To effect that proposed initial public offering and listing on Nasdaq, in December 2021, the Company was formed. In connection with this offering, prior to the effectiveness of the registration statement, on February 8, 2022, the Company approved a reorganization, in which the shareholders of BHL would exchange their ordinary shares and preference shares of BHL for a proportionate number of common and preferred shares in the Company on a 21 to 1 basis (“U.S. Reorganization”). Immediately following the U.S. Reorganization, BHL became the wholly-owned subsidiary of the Company, and BHI became the indirect wholly-owned subsidiary of the Company. Management anticipates that BHL will be wound down and dissolved as soon as reasonably practicable following the consummation of this offering.

On June 11, 2024 the Company’s board of directors approved, and on June 13, 2024 the Company’s stockholders approved the original reverse stock split (“Original Reverse Stock Split”). On June 14, 2024 the Company filed the Second Certificate of Amendment to its Certificate of Incorporation to effect the Original Reverse Stock Split, such that every holder of Common Stock and Series A Preferred Stock of the Company received 1 share of Common Stock and 1 share of Series A Preferred Stock for every 5.1287 of a share held. On October 11, 2024 the Company canceled the Original Reverse Split and effected a 1 for 2.43615 consolidation of its issued and outstanding Common Stock and Series A Preferred Stock (the “Reverse Stock Split”). On October 11, 2024, the Company filed the Third Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Conversion Price of Series A convertible preferred stock, par value $0.0001 per share (the “Series A Preferred Stock”), will reflect the Reverse Stock Split. All fractional shares created by the 1 for 2.43615 exchange will be paid in cash. The resulting payment amount due for the fractional shares is not material. The Reverse Stock Split had no impact on the par value per share of the Company’s Common Stock and Series A Preferred Stock, all of which remain at $0.0001. All current and prior period amounts related to shares, share prices and loss per share, presented in the Company’s financial statements and the accompanying Notes have been restated for the Reverse Stock Split.

On February 14, 2025, the Company received its notice of effectiveness from the Securities Exchange Commission and became a public company. On March 5, 2025 the Company entered into a material definitive agreement in the form of an underwriting agreement with Kingswood Capital Partners, LLC (“Kingswood”) as representative of the underwriters named therein, for the offer and sale of 1,475,000 shares of the Company’s common stock at a public offering price of $4.00 per share for gross proceeds, before deducting underwriting discounts and other related expenses, of $5.9 million.

On March 6, 2025 the Company’s shares began trading on Nasdaq under the symbol “TBH” and on March 7, 2025, the Company filed its prospectus with the Securities Exchange Commission and completed its IPO.

Pursuant to the underwriting agreement, as partial compensation for their services, the Company issued to the underwriters on the closing date of the IPO (the “Closing Date”), warrants (the “Underwriter Warrants”) to purchase an aggregate of 44,250 shares of the Company’s common stock, representing 3% of the shares issued on the Closing

Date. The Underwriter Warrants will be exercisable, in whole or in part, commencing on September 3, 2025 and expiring on March 6, 2030, at an initial exercise price per share of common stock of $4.00, which is equal to 100% of the Offering price. The terms of the Representative’s Warrant are substantially the same as the terms set forth in the form of such warrant which is filed as Exhibit 4.1 to the report on Form 8-K filed by the Company on March 11, 2025.

On March 10, 2025, Kingswood, as representative of the underwriters, exercised in full its option to purchase an additional 221,250 shares of the Company’s common stock to cover over-allotments at a public offering price of $4.00 per share for gross proceeds from the over-allotment exercise, before deducting underwriting discounts and other related expenses, of $885,000. The over-allotment exercise closed on March 11, 2025 and, on that same date, the Company issued a press release announcing the closing of the over-allotment exercise.

Nature of the Business

Brag House is a vertically integrated social network for college esports. The Company’s mission is to create a community which empowers gamers, streamers, and fans to interact with one another. The Company’s platform, which focuses on building a centralized esports experience for non-professional college gamers and their fans, achieves this by allowing college students to compete against one another, support their favorite gamers and teams, and win prizes.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. At December 31, 2024, the Company had an accumulated deficit of $14,647,702. For the year ended December 31, 2024, the Company had a net loss of $3,288,519 and negative cash flows from operations of $571,681. The Company’s operating activities consume the majority of its cash resources. The Company will continue to promote its services to existing and potential customers, but it anticipates that it will continue to incur operating losses as it executes its development plans through 2025, as well as other potential strategic and business development initiatives. In addition, the Company has had, and expects to have, negative cash flows from operations, at least into the near future. The Company previously funded these losses primarily through the sale of equity and infusions of cash from advances by its Chief Executive Officer, and plans to continue funding operations through the sale of equity or issuance of debt instruments. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements.

The Company also secured a strategic partnership for tournament and promotional events in 2025 with Learfield Communications, LLC, formerly Learfield IMG College, a billion dollar media company that holds the media rights to hundreds of colleges in the US, including collegiate properties as the NCAA and its 89 championships and NCAA Football. The partnership’s first activation is planned to be held online on May 17, 2025 (originally scheduled for March 5, 2025) for students and alumni of the University of Florida, one of Learfield’s media rights properties. The Company believes this partnership positions itself to leverage Learfield’s college network to generate sponsorship revenue and brand engagement opportunities while giving the Company access to extensive datasets from diverse college campuses as the Company evolves into a scalable data insight revenue model, where the Company aims to enable brands to gain data insights to create enhanced, personalized and effective marketing campaigns. The Company further believes this partnership will contribute directly to its model through shared sponsorship earnings, while validating its marketing and data strategy for reaching college-aged Gen Z gamers. Through this, the Company plans to scale across Learfield’s properties, expanding brand partnerships in the gaming and esports spaces.

Management believes this is a strong indicator of continued growth in the coming years for tournament revenue. Until revenue from such tournaments provides sufficient and steady cash flow, management intends to raise funds through this Initial Public Offering and believes that the actions presently being taken to further implement its business plan will enable the Company to continue as a going concern. While the Company believes in its viability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and raise additional funds through the Initial Public Offering or otherwise.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans or that unforeseen expenses may arise, management believes that the revenue to be generated from operations, together with equity and debt financing, will provide the necessary funding for the Company to continue as a going concern. However, the Company has earned minimal revenue through the year ended December 31, 2024, and there are currently no arrangements or agreements for such financing and management cannot guarantee any potential debt or equity financing will be available, or if available, on favorable terms. As such, these matters raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of the accompanying consolidated financial statements. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations or cease operations completely.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non binding advisory vote on executive compensation and approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.